Form N-1A Cover	Oct. 09, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	REX ETF Trust
Entity Central Index Key	0002043954
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 09, 2026
Prospectus Date	Oct. 10, 2026